UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

             Read instructions at end of Form before
              preparing Form. Please print or type.

1.    Name and Address of issuer:

      Alliance Municipal Income Fund, Inc.
      1345 Avenue of the Americas
      New York, NY 10105

2.    The name of each series or class of securities for which
      this Form is filed (If the Form is being filed for all
      series and classes of securities of the issuer, check the
      box but do not list series or classes):        [X]


3.    Investment Company Act File Number:

      811-04791

      Securities Act File Number:

      33-7812

4(a). Last day of fiscal year for which this Form is filed:

      October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than
      90 calendar days after the end of the issuer's fiscal
      year). (See Instruction A.2)                   [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). Check box if this is the last time the issuer will be
      filing this Form.                              [ ]


5.    Calculation of registration fee:

      (i)  Aggregate sale price of securities sold during the
           fiscal year pursuant to section 24(f):
                                                     $699,400,575
                                                     ------------


     (ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:
                                                     $678,642,981
                                                     ------------


    (iii)  Aggregate price of securities redeemed or
           repurchased during any prior fiscal year ending
           no earlier than October 11, 1995 that were
           not previously used to reduce registration
           fees payable to the Commission:                     $0
                                                     ------------


     (iv)  Total available redemption credits
           [add Items 5(ii) and 5(iii)]:             $678,642,981
                                                     ------------


      (v)  Net sales - if Item 5(i) is greater than
           Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                           $20,757,594
                                                     ------------


     (vi)  Redemption credits available for use in
           future years - if Item 5(i) is less than
           Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                                    $0
                                                     ------------


    (vii)  Multiplier for determining registration fee
           (See Instruction C.9):                        x.000092
                                                     ------------


   (viii)  Registration fee due [multiply Item 5(v)
           by Item 5(vii)] (enter "0" if no
           fee is due):                                =$1,909.70
                                                     ============


6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
      years, then state that number here:                     N/A
                                                     ------------


7.    Interest due - if this Form is being filed more than
      90 days after the end of the issuer's fiscal year
      (see Instruction D):                                    +$0
                                                     ------------


8.    Total of the amount of the registration fee
      due plus any interest due [line 5(viii)
      plus line 7]:                                    =$1,909.70
                                                     ============


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      January 22, 2003

      Method of Delivery:

         [X] Wire Transfer
         [ ] Mail or other means





                            Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*      \s\  Emilie D. Wrapp
                               -------------------------
                                    Emile D. Wrapp
                                    Assistant Secretary

Date:  January 22, 2003

*Please print the name and title of the signing officer below the signature.





00250.0011 #378373